UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 87.2%

	Shares	Value
AUSTRIA — 1.4%
Erste Group Bank	8,157	$284,536
Raiffeisen Bank International	9,550	252,913

		537,449

BRAZIL — 3.8%
Atacadao Distribuicao Comercio e Industria Ltda *	89,300	490,037
Banco do Brasil *	33,318	474,325
Engie Brasil Energia	31,185	358,260
TIM Participacoes ADR	10,729	181,749

		1,504,371

CHINA — 9.3%
58.com ADR *	5,219	330,885
Alibaba Group Holding ADR *	7,237	1,219,362
Anhui Conch Cement, Cl A	82,223	398,148
Baidu ADR *	5,216	900,438
Kunlun Energy	196,000	208,821
Sany Heavy Industry, Cl A	168,700	229,445
Wuliangye Yibin, Cl A	40,377	363,095

		3,650,194

HONG KONG — 23.5%
AIA Group	64,800	582,207
China Construction Bank, Cl H	935,000	835,300
China Merchants Bank, Cl H	92,500	403,163
China Petroleum & Chemical, Cl H	692,000	579,408
China Resources Gas Group	46,000	179,974
China Resources Land	138,000	536,404
China Shenhua Energy, Cl H	147,500	372,195
China Taiping Insurance Holdings	89,400	244,957
China Telecom, Cl H	934,000	504,691
CSPC Pharmaceutical Group	202,000	346,505
Galaxy Entertainment Group *	46,000	316,566
Kerry Properties	63,500	262,200
Lee & Man Paper Manufacturing	230,000	204,302
Ping An Insurance Group of China, Cl H	121,500	1,175,252
Shenzhen International Holdings	61,500	119,133
Tencent Holdings	40,500	1,785,846
Want Want China Holdings	394,000	317,843

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HONG KONG (continued)
WH Group	560,000	$479,590

		9,245,536

HUNGARY — 1.3%
MOL Hungarian Oil & Gas	27,207	326,040
Richter Gedeon Nyrt	8,992	191,887

		517,927

INDIA — 4.7%
HDFC Bank	16,224	474,481
Hindalco Industries	46,051	135,006
Infosys	14,328	151,006
Infosys ADR	60,271	650,927
Tech Mahindra	44,075	453,579

		1,864,999

INDONESIA — 1.6%
Bank Negara Indonesia Persero	668,700	434,314
Perusahaan Gas Negara Persero	1,050,300	193,185

		627,499

LUXEMBOURG — 1.0%
Ternium ADR (1)	13,004	395,582

MALAYSIA — 1.4%
Genting	116,000	196,543
Malayan Banking	153,600	357,750

		554,293

MEXICO — 3.8%
Cemex ADR *	74,393	404,698
Grupo Aeroportuario del Sureste ADR	2,115	384,824
Grupo Financiero Banorte, Cl O	54,767	306,096
Grupo Mexico	102,166	244,351
Industrias Penoles	11,410	156,511

		1,496,480

POLAND — 0.7%
Powszechna Kasa Oszczednosci Bank Polski	27,871	296,523

RUSSIA — 1.4%
LUKOIL PJSC ADR	7,007	561,962

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SOUTH AFRICA — 4.8%
Bidcorp	24,125	$515,152
Exxaro Resources	32,472	376,670
Old Mutual	162,931	287,186
RMB Holdings	51,118	321,693
Sasol	12,623	380,897

		1,881,598

SOUTH KOREA — 8.7%
Hana Financial Group	8,834	317,187
KB Financial Group	10,261	443,123
Orange Life Insurance	4,311	116,042
POSCO	1,667	410,513
Samsung Electronics	46,303	1,920,535
Samsung Life Insurance	2,611	207,209

		3,414,609

SWITZERLAND — 0.5%
Swatch Group	725	208,417

TAIWAN — 5.9%
Cathay Financial Holding	218,000	312,368
Novatek Microelectronics	36,000	187,057
Taiwan Semiconductor Manufacturing	249,000	1,820,398

		2,319,823

THAILAND — 4.6%
Advanced Info Service	45,000	257,102
Bangkok Bank	7,800	53,677
Bangkok Bank NVDR	68,500	471,393
Indorama Ventures	209,100	321,255
Kasikornbank	18,900	120,989
Kasikornbank NVDR	38,600	247,099
PTT	217,700	337,951

		1,809,466

TURKEY — 0.8%
TAV Havalimanlari Holding	56,382	303,702

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED ARAB EMIRATES — 2.4%
Abu Dhabi National Oil for Distribution PJSC	265,517	$166,987
Aldar Properties PJSC	413,074	178,815
Emaar Properties PJSC	256,137	300,558
First Abu Dhabi Bank PJSC	79,595	319,420

		965,780

UNITED KINGDOM — 3.0%
Anglo American (1)	18,383	469,804
Mondi (1)	18,852	456,173
Polymetal International (1)	23,508	268,477

		1,194,454

UNITED STATES — 2.6%
Broadcom (1)	2,025	543,206
Credicorp (1)	1,966	477,306

		1,020,512

Total Common Stock
(Cost $32,555,904)		34,371,176

PREFERRED STOCK — 1.9%

	Shares	Value
BRAZIL — 1.9%
Cia de Transmissao de Energia Eletrica Paulista**	12,830	276,866
Itausa - Investimentos Itau, 0.555%	126,800	469,913

Total Preferred Stock
(Cost $647,079)		746,779

Total Investments— 89.1%
(Cost $33,202,983)		$35,117,955

Percentages are based on Net Assets of $39,422,536.

*	Non-income producing security.
**	There is currently no rate available.
(1)

Represents a company categorized as an “Emerging Market Company,” as set forth in the Fund’s Prospectus, because it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market countries.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2019 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

As of January 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. As of January 31, 2019, the Fund did not hold any Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus or Statement of Additional Information.

INV-QH-001-0300

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL
FRANCHISE FUND
JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.9%

	Shares	Value

BELGIUM — 1.4%
Anheuser-Busch InBev ADR	7,200	$550,368

CHINA — 1.1%
NetEase ADR	1,638	412,661

GERMANY — 3.4%
Beiersdorf	13,284	1,330,686

IRELAND — 1.4%
Medtronic	6,100	539,179

ISRAEL — 3.1%
Check Point Software Technologies *	10,767	1,205,043

NETHERLANDS — 2.4%
ASML Holding	5,333	937,604

SOUTH KOREA — 1.7%
Samsung Electronics GDR (LSE)	561	577,269
Samsung Electronics GDR (NYSE)	105	108,879

		686,148

SPAIN — 1.9%
Amadeus IT Group	10,289	749,450

SWITZERLAND — 8.6%
Nestle	19,899	1,733,766
Roche Holding	6,109	1,625,310

		3,359,076

UNITED KINGDOM — 9.5%
Imperial Brands	34,440	1,143,923
Reckitt Benckiser Group	16,952	1,307,413
Unilever	24,204	1,268,625

		3,719,961

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL
FRANCHISE FUND
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — 61.4%
Communication Services — 4.8%
Twenty-First Century Fox, Cl A	38,471	$1,897,005

Consumer Discretionary — 5.0%
Booking Holdings *(1)	1,074	1,968,438

Consumer Staples — 6.7%
Altria Group	12,653	624,425
Colgate-Palmolive (1)	7,495	484,777
Philip Morris International (1)	19,733	1,513,916

		2,623,118

Financials — 12.4%
Charles Schwab	23,844	1,115,184
FactSet Research Systems	4,111	898,788
Moody’s	12,025	1,906,083
S&P Global	5,000	958,250

		4,878,305

Health Care — 7.3%
Becton Dickinson	4,194	1,046,235
Johnson & Johnson	13,546	1,802,702

		2,848,937

Industrials — 1.9%
3M (1)	3,743	749,723

Information Technology — 23.3%
Intuit	6,424	1,386,428
Microsoft	23,816	2,487,105
VeriSign *	13,587	2,299,871
Visa, Cl A (1)	22,089	2,982,236

		9,155,640

		24,121,166

Total Common Stock
(Cost $36,953,485)		37,611,342

Total Investments — 95.9%
(Cost $36,953,485)		$37,611,342

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL
FRANCHISE FUND
JANUARY 31, 2019 (Unaudited)

Percentages are based on Net Assets of $39,207,503.

*	Non-income producing security.
(1)	Represents a company categorized as a “non-United States company,” as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

LSE — London Stock Exchange

NYSE — New York Stock Exchange

As of January 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. As of January 31, 2019, the Fund did not hold any Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus or semi-annual financial statements.

INV-QH-001-0300

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 27, 2019